TAXES - Taxes Payable (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
TAXES
Income tax payable	$ 126,041	$ 123,437
Value added tax payable	133,694	151,183
Other taxes payable	8,975	9,012
Total taxes payable	$ 268,710	$ 283,632